Convertible Notes Payable - Additional Information (Detail)		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 30, 2015 USD ($) $ / shares $ / Warrant shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 16, 2016 shares	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares $ / Warrant shares	Dec. 31, 2014 USD ($) shares	Jul. 02, 2016 USD ($)	Feb. 28, 2015 $ / shares shares
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 22,100,000
Common Stock, Capital Shares Reserved for Future Issuance | shares											120,000,000
Warrants Exercisable | shares											13,219,597	5,447,940
Proceeds from issuance of convertible notes payable									$ 5,451,163	$ 0	$ 4,135,000	$ 100,000
Warrant, Fair Value Disclosures		$ 105,572,035					$ 105,572,035		105,572,035		43,181,472	9,998,636
Interest expense							138,214,061	$ 253,220	150,685,479	868,587	11,757,445	1,136,054
Amortization of Discount costs									30,418,591	58,333	122,050	41,667
Loss on extinguishment of warrants							(17,292,463)	0	(17,292,463)	0	(4,038,063)	0
Gain (Loss) on Extinguishment of Debt							$ (17,292,463)	$ 0	$ (17,292,463)	$ 0	$ (4,038,063)	$ 0
Increase (Decrease) in Restricted Cash for Operating Activities		$ 4,700,000		$ 4.7		$ 2,000,000
Series D Warrant
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares			2,800						840,000		2,800,000,000
Exercise price | $ / shares											$ 1,554,000
Warrants Exercisable | shares											3,503,116
Debt Instrument, Convertible, Terms of Conversion Feature											The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
Series C Warrant
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares									138,158		50,400,000
Exercise price | $ / shares											$ 2.55			$ 2.55
Warrants Exercisable | shares											5,229,973			1
Series H Warrant [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares			80						24,000
Securities Purchase Agreement
Debt Instrument [Line Items]
Exercise price | $ / shares		$ 49,920					$ 49,920		$ 49,920
Note tranche receivable terms											The remaining cash proceeds of $13.8 million are being held in a restricted account and will be released to the Company from the Companys restricted accounts in subsequent equal tranches subject to certain equity conditions and the following terms and conditions: (1) 25% will be released 30 trading days following the later of (i) the Control Account Release Eligibility Date and (ii) the first installment date under the Note, (2) 25% will be released 90 trading days following the Control Account Release Eligibility Date and (3) 25% will be released 120 trading days following the Control Account Release Eligibility Date.
Securities Purchase Agreement | Series H Warrant [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares		$ 49,920					$ 49,920		$ 49,920
Warrants Exercisable | shares		2,344					2,344		2,344
Securities Purchase Agreement | Series H and 2016 Subordination Warrants [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Exercisable Period Description									The Series H and 2016 Subordination Warrants become exercisable by the holder beginning six months after July 1, 2016 and continues for a period five years thereafter.
Subordination Warrants
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares			2,800
Subordination Warrants | Series D Warrant
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable	4,600,000										$ 4,600,000
Remaining proceed from issuance of debt											13,800,000
2016 Subordination Warrants
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares									24,000
2016 Subordination Warrants | Series H Warrant [Member]
Debt Instrument [Line Items]
Warrants Exercisable | shares		71					71		71
Senior Secured Convertible Note
Debt Instrument [Line Items]
Convertible notes payable, principal											22,100,000
Debt instrument, original issue discount											$ 19,936,283
Debt Instrument Frequency Of Periodic Payment											The Company has agreed to make amortization payments with respect to the Notes in twelve (12) equal installments beginning four (4) months after the original date of issuance of December 30, 2015 (each, an “Installment Date”). On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at (i) at 80% of the five day volume weighted average price of the common stock for the first four payments and (ii) at 85% of the five day volume weighted average price of the common stock for the last 8 payments with both conversion rates being subject to a floor conversion price of $0.20.
Senior Secured Convertible Note | Securities Purchase Agreement
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 22,100,000
Debt instrument, number shares to be issued upon conversion | shares	15
Price adjustment percentage	19.90%										19.90%
Note agreement carrying value	$ 18,400,000
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Convertible notes payable, principal	20,000,000										$ 20,000,000
Note agreement carrying value	18,400,000
Debt instrument, original issue discount	$ 1,600,000
Notes payable, interest rate	6.00%
Debt Issuance cost incurred	$ 568,685
Interest expense											10,594,182
Amortization of Discount costs											63,717
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued for cash | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures											14,788,365
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 2,100,000
Conversion of stock, shares converted | shares	1,050,000
Exercise price | $ / shares	$ 2.00
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures											$ 1,865,729
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant
Debt Instrument [Line Items]
Exercise price | $ / shares	$ 1,554,000
Common Stock, Capital Shares Reserved for Future Issuance | shares	120,000,000
Warrants Exercisable | shares	8
Conversion feature, floor price | $ / Warrant	1.16										1.16
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant | Notes issued for cash
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures											$ 13,637,132
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures											2,412,574
Senior Secured Convertible Note | Securities Purchase Agreement | Series C Warrant | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures											$ 2,340,240
2015 Notes
Debt Instrument [Line Items]
Convertible notes payable, principal		$ 14,096,879					$ 14,096,879		$ 14,096,879
Debt instrument, number shares to be issued upon conversion | shares							7,065
Debt instrument, original issue discount		2,541,038					$ 2,541,038		2,541,038
Loss on extinguishment of warrants							17,292,463
Extinguishment of Debt, Amount							8,003,121
Debt Instrument Remaining Convertible Notes		$ 14,100,000					14,100,000		$ 14,100,000
Gain (Loss) on Extinguishment of Debt							$ 17,292,463
2015 Notes | Securities Purchase Agreement
Debt Instrument [Line Items]
Debt instrument, number shares to be issued upon conversion | shares									25,158
Convertible debt, conversion price | $ / shares		$ 561.00					$ 561.00		$ 561.00
Exercise price | $ / shares		$ 37,920					$ 37,920		$ 37,920
Warrants Exercisable | shares		8					8		8
Debt Instrument, Convertible, Terms of Conversion Feature									The Company has a conversion right related to the required installment payments where the Company can convert the installment payments at the lower of 80% of the arithmetic average of the lower of: (A) the 3 lowest volume weighted average price (VWAP) days in the prior 20 days or (B) the VWAP of the common stock on the trading day preceding the applicable date of determination. Both the conversion right of the holder and the Company is subject to a reset clause if the Company issues or sells common stock at a lower price than the applicable conversion rate at such time with both conversion features being subject to a $0.20 floor.
2015 Notes | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 20,000,000
Note agreement carrying value	18,400,000
Debt instrument, original issue discount	$ 1,600,000	$ 20,000,000					$ 20,000,000		$ 20,000,000
Notes payable, interest rate	6.00%
Amortization of Discount costs									14,950,080
Extinguishment of Debt, Amount									$ 2,508,882
2015 Notes | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 2,100,000
Conversion of stock, shares converted | shares											1,050,000
Exercise price | $ / shares	$ 2.00
2015 Notes | Securities Purchase Agreement | Series D Warrant
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares									840,000
Exercise price | $ / shares		$ 37,920					$ 37,920		$ 37,920
Warrants Exercisable | shares		2					2		2
Exercise period									5 years
2015 Notes | Securities Purchase Agreement | Series D and 2015 Subordination Warrants [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Exercisable Period Description									Each Series D and 2015 Subordination Warrant became exercisable by the holder beginning six months after December 30, 2015 and continues for a period five years thereafter.
2015 Notes | 2015 Subordination Warrants | Series D Warrant
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable									$ 4,600,000
Remaining proceed from issuance of debt		$ 7,100,000							13,800,000
2016 Notes
Debt Instrument [Line Items]
Convertible notes payable, principal		75,000,000			$ 75,000,000		$ 75,000,000		75,000,000
Debt instrument, original issue discount		59,467,772					59,467,772		59,467,772
Convertible Debt, Fair Value Disclosures		2,706,796					2,706,796		2,706,796				$ 80,599,528
2016 Notes | Series H and 2016 Subordination Warrants [Member] | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures		$ 101,600,000					$ 101,600,000		$ 101,600,000
2016 Notes | Securities Purchase Agreement
Debt Instrument [Line Items]
Convertible notes payable, principal													$ 75,000,000
Debt instrument, number shares to be issued upon conversion | shares					1,563				133,848
Convertible debt, conversion price | $ / shares		$ 561					$ 561		$ 561
Exercise price | $ / shares		$ 48,000			$ 48,000		$ 48,000		$ 48,000
Debt Instrument, Convertible, Terms of Conversion Feature									The Company has a conversion right related to the required installment payments where the Company can convert the installments payments (subject to a floor of $1.00) at: (a) the prevailing holder conversion price; (b) 80% of the arithmetic average of the 3 lowest volume weighted average price (VWAP) days in the prior 20 days; and (c) the weighted average value of the common stock on the trading day preceding the installment payment date. Both the conversion right of the holder and the Company is subject to a reset clause if the Company issues or sells common stock at a lower price than the applicable conversion rate at such time (not subject to the $1.00 floor).
2016 Notes | Securities Purchase Agreement | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures		$ 80,600,000					$ 80,600,000		$ 80,600,000
Interest expense							119,200,000
2016 Notes | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Note agreement carrying value					$ 68,000,000
Debt instrument, original issue discount					7,000,000
Remaining proceed from issuance of debt					$ 62,000,000
2016 Notes | 2016 Subordination Warrants
Debt Instrument [Line Items]
Amortization of Discount costs							$ 15,532,228
2016 Notes | 2016 Subordination Warrants | Series H Warrant [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable									6,000,000
Remaining proceed from issuance of debt									$ 62,000,000